Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mairs and Power Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The objectives of the Mairs and Power Balanced Fund (the Fund) are to provide shareholders with regular current income, the potential for capital appreciation and a moderate level of risk by investing in a diversified portfolio including bonds, preferred stocks, common stocks and other securities convertible into common stock.  The objective of the Fund is also to provide a current income yield of at least 25% greater than that of the S&P500 Index, although there can
		be no assurance that this objective will be met.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 9.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.12%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund emphasizes investments in common stock and other securities convertible into common stock as well as fixed income securities.  Preference is given to higher rated investment grade fixed income securities (Baa or better by Moody's
Investors Service). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the investment adviser, the potential rewards outweigh the incremental risks. The Fund may also invest in foreign securities. The Fund seeks to keep its assets reasonably fully invested at all times, to maintain modest portfolio turnover rates and to moderate risk by
		investing in a diversified portfolio of equity and fixed income securities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objectives. The Fund cannot provide assurance that it will achieve its objectives.  Loss of money is a risk of investing in the
Fund. The main risks of investing in the Fund are:

Market Conditions
Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management
Active management by the investment adviser in selecting and maintaining a portfolio of securities that will achieve the Fund's investment objectives could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks represent an ownership interest in a corporation.  The Fund could lose money if a company in which it invests becomes financially distressed.

Credit Risk
Fixed income securities are subject to credit risk, which is the risk that the issuer of a debt security will fail to make interest and principal payments when due.  Securities issued by the United States Government generally are viewed as carrying minimal credit risk.  Securities issued by private entities and governmental entities not backed by the full faith and credit of the United
States are subject to higher levels of credit risk.  Payment defaults could cause the value of the Fund's investment portfolio to decline.

Debt Securities Rated Less than Investment-Grade
These securities have a higher degree of credit risk than investment-grade securities. Companies that issue these lower rated securities (also known as
"high yield" or "junk bonds") are often highly leveraged and traditional methods of financing may not be available to them.  Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Interest Rate Risk
Fixed-rate debt securities are subject to interest rate risk, which is the risk the value of a fixed-rate debt security will decline due to an increase in market interest rates. When interest rates rise, the value of a fixed-rate debt security generally decreases.  When interest rates decline, the value of a fixed-rate debt security generally increases. Generally, a debt security with a longer maturity will have greater price volatility as a result of interest rate changes than a debt security with a shorter maturity. Investors in the Fund bear the risk that increases in market interest rates will cause the value of the investment portfolio to decline.

Call Risk
The Fund invests in corporate bonds, which are subject to call risk.  Corporate bonds and some securities issued by United States agencies may be called
(redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund's income.

Mortgage-Backed Securities
Mortgage-backed securities are securities representing interests in pools of mortgage loans secured by residential or commercial real estate.  Payments of interest and principal on these securities are generally made monthly by passing through the monthly payments made by the individual borrowers on the mortgage loans in the pool. Payment of principal and interest may be guaranteed by the full faith and credit of the United States Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the United
States Government (in the case of securities guaranteed by FNMA or FHLMC).
Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.  Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Asset-Backed Securities
Asset-backed securities are securities representing a participation in or are secured by and payable from pools of underlying assets secured by use of trusts and special purpose entities.  Payment of interest and principal are largely dependent upon the cash flows generated by the underlying assets and are often subject to more rapid repayment than their stated maturity date as a result of the pass-through of prepayments of principal on the underlying assets.  Like other fixed income securities, when interest rates rise, the rate of prepayment will decrease; however, when interest rates fall, asset-backed securities have less potential for capital appreciation than other income-bearing securities of comparable maturity.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities.  These risks among others include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations.  In addition, there may be less publicly available information about a foreign company than
		about a United States domiciled company.
Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001521353_BarChartAndPerformanceTableSubHeading	Risk/Return Bar Chart and Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the
Fund.  The bar chart shows changes in the Fund's performance from year to year over a 10-year period.  Both the chart and the table assume that all distributions have been reinvested.  Visit the Fund's website at
www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not
		necessarily an indication of how the Fund will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-304-7404
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mairsandpower.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Calendar Quarters (for the past 10 years) Highest Quarter 2nd Quarter, 2009 13.47% Lowest Quarter 4th Quarter, 2008 -12.69%
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund's other return figures.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund's average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Index and a
Composite Index.  The Composite Index reflects an unmanaged portfolio of 60% S&P
500 Index and 40% Barclays Capital Government/Credit Bond Index, which is composed of high-quality, investment grade U.S. government and corporate fixed income securities with maturities greater than one year.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement
accounts (IRAs).   If the Fund incurs a loss, which generates a tax benefit, the
Return After Taxes on Distributions and Sale of Fund Shares may be higher than
		the Fund's other return figures.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund | Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.45%
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	979
Annual Return 2002	rr_AnnualReturn2002	(6.42%)
Annual Return 2003	rr_AnnualReturn2003	21.65%
Annual Return 2004	rr_AnnualReturn2004	12.02%
Annual Return 2005	rr_AnnualReturn2005	4.46%
Annual Return 2006	rr_AnnualReturn2006	12.10%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	(21.12%)
Annual Return 2009	rr_AnnualReturn2009	21.35%
Annual Return 2010	rr_AnnualReturn2010	14.87%
Annual Return 2011	rr_AnnualReturn2011	3.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.86%
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.95%
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses, which was 0.01% for the fiscal year ended December 31, 2011.